UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-9018

                        AMERICAN AADVANTAGE MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
              (Address of principal executive offices)-(Zip code)

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003


ITEM 1. REPORT TO STOCKHOLDERS.

                               AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)

                   [LOGO OF AMERICAN AADVANTAGE MILEAGE FUNDS]

------------------------------------[GRAPHIC]-----------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 2003

                                    [GRAPHIC]

                                                            MONEY MARKET FUNDS

                                                             MONEY MARKET FUND
                                             U.S. GOVERNMENT MONEY MARKET FUND
                                                   MUNICIPAL MONEY MARKET FUND

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation. Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------
President's Message ........................................                  1

Financial Highlights
  Money Market Mileage Fund ................................                 16
  U.S. Government
  Money Market Mileage Fund.................................                 18
  Municipal Money Market Mileage Fund.......................                 20

Schedule of Investments
  Money Market Portfolio....................................                 23
  U.S. Government
  Money Market Portfolio....................................                 26
  Municipal Money Market Portfolio..........................                 28

Additional Information......................................  Inside Back Cover

     ---------------------------------------------------------------------------
     Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
     ---------------------------------------------------------------------------

American AAdvantage Mileage Funds                              December 31, 2003

                                                    [GRAPHIC OF AMR INVESTMENTS]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Annual Report for the American AAdvantage Mileage Funds for the twelve months ended December 31, 2003. During this time, the American AAdvantage Mileage Funds performed well versus their peers.

     During the past year, investors experienced both upward and downward market trends while hoping to avoid a fourth consecutive annual decline in the stock market (something that has not occurred since 1932). Fortunately, the up markets outpaced downward periods by a larger margin. The reality seems to be that the economic recovery has arrived. The economy had to overcome the war with Iraq, the occupation of Afghanistan, and the SARS outbreak. However, the lowest Fed Funds rate in 45 years at 1.0% improved corporate earnings growth, and was reflected in the markets.

     The American AAdvantage Mileage Funds produced strong relative returns for the period. The Money Market Mileage Fund Mileage Class returned 0.73% for the year, outperforming the Lipper Money Market Instrument Average return of 0.44%. The U.S. Government Money Market Mileage Fund Mileage Class outpaced the
Lipper U.S. Government Money Market Average with a return of 0.47% versus 0.46% for the Average. Additionally, the Municipal Money Market Mileage Fund Mileage Class posted a gain of 0.57%, outperforming the Lipper Tax-Exempt Money Market Average return of 0.45%.

     As the Fed intends to remain accommodative and "patient" with monetary policy, thereby, keeping short-term interest rates at historical lows, the American AAdvantage Mileage Funds continue to emphasize fundamental investing on behalf of our shareholders. We believe our disciplined investment process, credit analysis, and low costs will produce value-added results over the long term.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Mileage Funds.

                                               Sincerely,

                                               /s/ William F. Quinn

                                               William F. Quinn
                                               President
                                               American AAdvantage Mileage Funds

ECONOMIC OVERVIEW
================================================================================

The year began with the uncertainty of a war with Iraq, unemployment on the rise and a bounce in the stock market's average indices. After a successful campaign in Iraq, the Bush Administration shifted its focus to stimulating economic growth through tax cuts. A great deal of uncertainty surrounded monetary policy, as the world and U.S. economic recovery appeared tentative. Excess capacity hindered pricing power and productivity increases hindered the labor market. Inflation posed no threat during the year; in fact, Federal Reserve Chairman Alan Greenspan expressed concern over deflation, indicating the Fed would be diligent in monitoring the potential threat of falling prices. Indeed, with the Fed's apparent conviction to utilize all means necessary to avoid deflation and stimulate the economy, the overnight Fed Funds rate was lowered by 25 basis points to 1% at the June FOMC meeting. This is the lowest overnight level in over forty years.

     As the year progressed, the economy appeared to be heading down the path of an economic growth recovery. The third quarter GDP growth rate of 8.2% was the highest since 1983 and economists have been forecasting 4% GDP growth for the fourth quarter of 2003 and throughout 2004. The stock market's extraordinary returns, the continued robust housing market, and the capture of Saddam Hussein all helped improve consumer confidence. The recent drop in the dollar should make U.S. exports more appealing. The only remaining area of concern from a recovery viewpoint is jobs creation. Although the jobless rate has edged its way down to 5.7% from a high of 6.3% in May, we have yet to see strong increases in the number of new non-farm payrolls that many economists have been anticipating. Productivity has enabled companies to produce more without having to hire additional workers. The third quarter productivity pace was the fastest in 20 years. With inflation still benign, productivity increasing, and lackluster jobs creation, there is little reason to doubt Fed Chairman Greenspan's repeated assertions that monetary policy could remain accommodative for a "considerable period", or at least through the first half of 2004.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND (SM)
================================================================================

     As evidence mounted that money market interest rates would head lower, the weighted-average maturity of the American AAdvantage Money Market Mileage Fund was extended close to the 60 day maximum for "AAA" rated funds. This strategy enabled the Fund to lock in higher rates. The extension became even more beneficial when the Fed lowered the Fed Funds rate 25 basis points from 1.25% to 1.00% at the June FOMC meeting. After thirteen consecutive easings by the Fed since January 2001, a positively sloped money market yield curve emerged in the second half of 2003. The market began to anticipate in July that the next move by the Fed would be to increase interest rates. That notion gained momentum after third quarter GDP growth came in at a surprising 8.2%. Since then, the economic growth recovery has remained on track, but with disappointing jobs creation. The encouraging news on productivity coupled with the disappointing news on jobs creation led us to concur with Chairman Greenspan's repeated assertions that monetary policy could remain accommodative and money market interest rates will remain at historically low levels for a "considerable period". The Fund's large position in variable rate securities will likely be maintained and the weighted-average maturity of the Fund will likely be in the 50 to 60 day range until evidence of a recovery in jobs creation emerges and the likelihood of a Fed rate hike increases.

     For the twelve months ended December 31, 2003, the total return of the American AAdvantage Money Market Mileage Fund - Mileage Class was 0.73%. The Fund outperformed the Lipper Money Market Instrument Average return of 0.44% by 29 basis points.

               MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2003

[CHART OF MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2003]

            American AAdvantage             Lipper Money
               Money Market               Market Instrument
               Mileage Fund                    Average
            -------------------           -----------------
1 Year            0.73                          0.44
3 Years*          1.92                          1.63
5 Years*          3.32                          3.02
10 Years*         4.15                          3.95

                      [END CHART]

*Annualized

                                            ANNUALIZED TOTAL RETURNS
                                       =================================
                                                 AS OF 12/31/03
                                       ---------------------------------
                                       1 YEAR      5 YEARS      10 YEARS
                                       ------      -------      --------
Mileage Class (1,2) ...............     0.73%       3.32%        4.15%
Platinum Class (1,3) ..............     0.12%       2.80%        3.76%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2003 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2003 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2003

                                   MILEAGE CLASS      PLATINUM CLASS
                                   -------------      --------------
7-day Current Yield*                    0.62%              0.05%
7-day Effective Yield*                  0.62%              0.05%
30-day Yield*                           0.61%              0.05%
Weighted Average Maturity            50  Days           50  Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND (SM) -- CONTINUED
================================================================================

TOP TEN HOLDINGS AS OF DECEMBER 31, 2003

                                             % OF
                                           NET ASSETS
                                           ----------
General Electric Capital Corporation          4.7%
Edison Asset Securitization                   4.5%
Metropolitan Life Insurance Company           3.9%
Bank of America Corporation                   3.8%
Bayerische Landesbank                         3.5%
Federal Home Loan Mortgage Corporation        3.3%
Wells Fargo Financial, Incorporated           3.2%
Southtrust Bank, NA                           3.2%
American Honda Finance Corporation            3.0%
First Tennessee Bank                          3.0%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND (SM)
================================================================================

     The American AAdvantage U.S. Government Money Market Mileage Fund maintained a weighted-average maturity toward the longer end of the maximum maturity of 60 days allowed for "AAA" rated funds. This was accomplished primarily by purchasing fixed rate agencies with maturities of six months to one year. This strategy worked well during the first half of the year, especially in light of the Fed lowering the Fed Funds rate in June to 1% from 1.25%.
After thirteen consecutive easings by the Fed since January 2001, a positively sloped money market yield curve emerged in the second half of 2003. The market began to anticipate in July that the next move by the Fed would be to increase interest rates. That notion gained momentum after third quarter GDP growth came in at a surprising 8.2%. Since then, the economic growth recovery has remained on track but with disappointing jobs creation. The encouraging news on productivity coupled with the disappointing news on jobs creation led us to concur with Chairman Greenspan's repeated assertions that monetary policy could remain accommodative and money market interest rates would remain at historically low levels for a "considerable period".The weighted-average maturity of the Fund will likely remain in the 50 to 60 day range until evidence of a recovery in jobs creation emerges and the likelihood of a Fed rate hike increases.

     For the twelve months ended December 31, 2003, the total return of the American AAdvantage U.S. Government Money Market Mileage Fund - Mileage Class was 0.47% as compared to the Lipper U.S. Government Money Market Average return of 0.46%.

               MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2003

[CHART OF MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2003]

            American AAdvantage           Lipper U.S. Government
              U.S. Government                 Money Market
         Money Market Mileage Fund               Average
         -------------------------        ----------------------
1 Year             0.47                           0.46
3 Years*           1.74                           1.67
5 Years*           3.14                           3.04
10 Years*          3.98                           3.92

                       [END CHART]

*Annualized

                                            ANNUALIZED TOTAL RETURNS
                                       =================================
                                                 AS OF 12/31/03
                                       ---------------------------------
                                       1 Year      5 Years      10 Years
                                       ------      -------      --------
Mileage Class (1,2) .............       0.47%       3.14%        3.98%
Platinum Class (1,3) ............       0.09%       2.78%        3.80%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2003 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2003 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2003

                                   MILEAGE CLASS      PLATINUM CLASS
                                   -------------      --------------
7-day Current Yield*                   0.41%               0.05%
7-day Effective Yield*                 0.41%               0.05%
30-day Yield*                          0.41%               0.05%
Weighted Average Maturity            48 Days             48 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND (SM)
================================================================================

     The American AAdvantage Municipal Money Market Mileage Fund targeted a neutral weighted-average maturity in the first half of the year, focusing on variable rate demand notes backed by either bond insurance or a bank letter of credit. As it became apparent the Fed would lower interest rates at least 25 basis points at the June FOMC meeting, the Fund locked in higher yields by purchasing commercial paper. During the second half of the year, the focus returned to the variable rate demand note market, as that proved to be the most attractive investment alternative. If interest rates remain low, as anticipated, the Fund will look for opportunities in the fixed rate market.

     For the twelve months ended December 31, 2003, the total return of the American AAdvantage Municipal Money Market Mileage Fund - Mileage Class was 0.57%. The Fund outperformed the Lipper Tax-Exempt Money Market Average return of 0.45% by 12 basis points.

               MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2003

[CHART OF MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2003]

             American AAdvantage            Lipper Tax-Exempt
            Municipal Money Market             Money Market
                Mileage Fund                     Average
            ----------------------          -----------------
1 Year              0.57                          0.45
3 Years*            1.17                          1.17
5 Years*            1.98                          1.95
10 Years*           2.51                          2.47

                     [END CHART]

*Annualized

                                             ANNUALIZED TOTAL RETURNS
                                       ===================================
                                                  AS OF 12/31/03
                                       -----------------------------------
                                       1 YEAR        5 YEARS      10 YEARS
                                       ------        -------      --------
Mileage Class (1,2) ..............      0.57%         1.98%         2.51%
Platinum Class (1,3) .............      0.07%         1.57%         2.30%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2003 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2003 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2003

                                  MILEAGE CLASS       PLATINUM CLASS
                                  -------------       --------------
7-day Current Yield*                   0.68%               0.05%
7-day Effective Yield*                 0.68%               0.05%
30-day Yield*                          0.55%               0.05%
Weighted Average Maturity            12 Days             12 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2003

                                                % OF
                                              NET ASSETS
                                              ----------
Moffat County, Colorado Pollution Control        8.3%
Gulf Coast Waste Disposal Authority (Texas)      7.2%
Pierce County, Washington Economic
  Development Corporation                        6.5%
Brazos Harbor Industrial Development
  Corporation                                    6.3%
Claremore Industrial and Redevelopment
  Authority                                      6.0%
Michigan State Housing Development Authority     4.9%
Montgomery County, Maryland Variable
  Rate Housing Revenue Bonds                     4.8%
Alachua County, Florida Housing
  Financial Authority                            4.6%
Mesa Arizona Industrial Development Authority    4.4%
Ohio Water Development Authority                 4.3%
South Carolina JOBS Economic Development
  Authority                                      4.3%

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Mileage Fund, the American AAdvantage U.S. Government Money Market Mileage Fund, and the American AAdvantage Municipal Money Market Mileage Fund, (collectively, "the Funds") (separate funds comprising the American AAdvantage Mileage Funds) as of December 31, 2003, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Mileage Funds at December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2004

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003
===============================================================================

                                                                                    U.S. GOVERNMENT    MUNICIPAL
                                                                      MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                      ============  ===============  ============
                                                                               (IN THOUSANDS, EXCEPT SHARE
                                                                                   AND PER SHARE AMOUNTS)
ASSETS:
  Investment in Portfolio, at value ...............................   $    481,042   $     16,823   $     33,455
  Receivable for fund shares sold .................................              -              -              1
  Receivable from Manager for expense reimbursement (Note 2) ......             36              -              -
                                                                      ------------   ------------   ------------
     TOTAL ASSETS .................................................        481,078         16,823         33,456
                                                                      ------------   ------------   ------------
LIABILITIES:
  Payable for fund shares redeemed ................................             64              -              1
  Distribution fees payable .......................................            103              4              7
  Administrative services fees payable (Note 2) ...................            282              4              7
  Other liabilities ...............................................             52              8             11
                                                                      ------------   ------------   ------------
     TOTAL LIABILITIES ............................................            501             16             26
                                                                      ------------   ------------   ------------
NET ASSETS ........................................................   $    480,577   $     16,807   $     33,430
                                                                      ------------   ------------   ------------
ANALYSIS OF NET ASSETS:
  Paid-in-capital .................................................        480,577         16,807         33,430
                                                                      ============   ============   ============
NET ASSETS ........................................................   $    480,577   $     16,807   $     33,430
                                                                      ============   ============   ============
Shares outstanding (no par value):
  Mileage Class: ..................................................     49,053,281     12,125,769     25,532,170
                                                                      ============   ============   ============
  Platinum Class: .................................................    431,523,461      4,681,637      7,898,194
                                                                      ============   ============   ============
Net asset value, offering and redemption price per share:
  Mileage Class:  .................................................   $       1.00   $       1.00   $       1.00
                                                                      ============   ============   ============
  Platinum Class: .................................................   $       1.00   $       1.00   $       1.00
                                                                      ============   ============   ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003
================================================================================

                                                                                   U.S. GOVERNMENT     MUNICIPAL
                                                                     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                     ============  ===============   ============
                                                                                   (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
  Interest income .................................................     $6,593          $253              $390
  Portfolio expenses ..............................................       (608)          (25)              (41)
                                                                        ------          ----              ----
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ............      5,985           228               349
                                                                        ------          ----              ----
FUND EXPENSES:
  Administrative service fees (Note 2) ............................        534            21                34
  Administrative service fees - Platinum Class (Note 2) ...........      3,074            40                48
  Transfer agent fees - Mileage Class .............................          7            15                 2
  Transfer agent fees - Platinum Class ............................         37             -                 1
  Professional fees ...............................................         27             2                 4
  Registration fees and expenses ..................................         45            27                25
  Distribution fees - Mileage Class (Note 2) ......................        142            36                65
  Distribution fees - Platinum Class (Note 2) .....................      1,182            16                19
  Accounting expenses .............................................          3             2                 -
  Other expenses ..................................................        114             7                 7
                                                                        ------          ----              ----
        TOTAL FUND EXPENSES .......................................      5,165           166               205
                                                                        ------          ----              ----
LESS WAIVER AND REIMBURSEMENT OF FUND EXPENSES (NOTE 2) ...........        201            10                10
                                                                        ------          ----              ----
        NET FUND EXPENSES .........................................      4,964           156               195
                                                                        ------          ----              ----
NET INVESTMENT INCOME .............................................      1,021            72               154
                                                                        ------          ----              ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
  Net realized gain on investments ................................          6             1                 -
                                                                        ------          ----              ----
        NET GAIN ON INVESTMENTS ...................................          6             1                 -
                                                                        ------          ----              ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............     $1,027          $ 73              $154
                                                                        ======          ====              ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               MONEY MARKET
                                                                         =======================
                                                                         YEAR ENDED DECEMBER 31,
                                                                         =======================
                                                                            2003          2002
                                                                         ---------     ---------
                                                                              (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income ............................................   $   1,021    $   5,923
    Net realized gain on investments .................................           6            3
                                                                         ---------    ---------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                1,027        5,926
                                                                         ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income - Mileage Class ............................        (419)        (936)
    Net investment income - Platinum Class ...........................        (601)      (4,988)
    Net realized gain on investments - Mileage Class .................          (1)           -
    Net realized gain on investments - Platinum Class ................          (5)          (3)
                                                                         ---------    ---------
         DISTRIBUTIONS TO SHAREHOLDERS: ..............................      (1,026)      (5,927)
                                                                         ---------    ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares ....................................     160,060      239,488
    Reinvestment of dividends and distributions ......................       1,018        5,915
    Cost of shares redeemed ..........................................    (298,628)    (392,212)
                                                                         ---------    ---------
         NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
            SHARE TRANSACTIONS .......................................    (137,550)    (146,809)
                                                                         ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS ................................    (137,549)    (146,810)
NET ASSETS:
    Beginning of period ..............................................     618,126      764,936
                                                                         ---------    ---------
    END OF PERIOD ....................................................   $ 480,577    $ 618,126
                                                                         =========    =========

                             See accompanying notes
--------------------------------------------------------------------------------

                                                                         =======================================================
                                                                         U.S. GOVERNMENT MONEY MARKET    MUNICIPAL MONEY MARKET
                                                                         ============================    =======================
                                                                            YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                         ============================    =======================

                                                                             2003            2002           2003          2002
                                                                            ------          ------         ------        ------
INCREASE (DECREASE) IN NET ASSETS:                                                             (IN THOUSANDS)
OPERATIONS:
    Net investment income ............................................     $     72       $    315       $    154       $    219
    Net realized gain on investments .................................            1              3              -              -
                                                                           --------       --------       --------       --------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    73            318            154            219
                                                                           --------       --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income - Mileage Class ............................          (66)          (223)          (148)          (194)
    Net investment income - Platinum Class ...........................           (6)           (92)            (6)           (25)
    Net realized gain on investments - Mileage Class .................           (1)            (2)             -              -
    Net realized gain on investments - Platinum Class ................            -             (1)             -              -
                                                                           --------       --------       --------       --------
         DISTRIBUTIONS TO SHAREHOLDERS: ..............................          (73)          (318)          (154)          (219)
                                                                           --------       --------       --------       --------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares ....................................       12,999         55,481         60,607         35,403
    Reinvestment of dividends and distributions ......................           71            317            153            218
    Cost of shares redeemed ..........................................      (23,304)       (63,458)       (59,758)       (37,450)
                                                                           --------       --------       --------       --------
         NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
            SHARE TRANSACTIONS .......................................      (10,234)        (7,660)         1,002         (1,829)
                                                                           --------       --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ................................      (10,234)        (7,660)         1,002         (1,829)
NET ASSETS:
    Beginning of period ..............................................       27,041         34,701         32,428         34,257
                                                                           --------       --------       --------       --------
    END OF PERIOD ....................................................     $ 16,807       $ 27,041       $ 33,430       $ 32,428
                                                                           ========       ========       ========       ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

      Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

      AMERICAN AADVANTAGE:          INVESTS ASSETS IN   AMR INVESTMENT SERVICES TRUST:
      --------------------                              ------------------------------
      Money Market Mileage Fund                         Money Market Portfolio
      U.S. Government Money Market Mileage Fund         U.S. Government Money Market Portfolio
      Municipal Money Market Mileage Fund               Municipal Money Market Portfolio

      Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (9.72%, 7.15% and 84.09% at December 31, 2003 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

      AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

      The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

      The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

      Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2003
================================================================================

    Dividends are determined in accordance with income tax principles which may treat certain transactions differently than accounting principles generally accepted in the United States.

  Federal Income and Excise Taxes

    It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

    All dividends paid by the Municipal Money Market Mileage Fund were "exempt - interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 23% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Allocation of Income, Expenses, Gains and Losses

    Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

    The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2003
================================================================================

  Administrative Services Plan

    The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.65% of the average daily net assets of the Platinum Class of each Fund.

  Distribution Plan

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Reimbursement and Waiver of Expenses

    The Manager contractually agreed to reimburse the Platinum Class of the Municipal Money Market and U.S. Government Money Market Mileage Funds for other expenses through December 31, 2003 to the extent that total annual fund operating expenses exceed 1.20%. In addition, effective June 25, 2003, the Manager agreed to voluntarily reimburse additional fees to the extent necessary to preserve a certain minimum level of returns for Platinum Class Fund shareholders. During the year ended December 31, 2003, the Manager waived or reimbursed expenses as follows:

FUND                                                                    AMOUNT
----                                                                    ------
Money Market Mileage Fund
   Platinum Class  ................................................... $200,654
U.S. Government Money Market Mileage Fund
   Platinum Class ....................................................   10,186
Municipal Money Market Mileage Fund
   Platinum Class ....................................................    9,923

  Expense Reimbursement Plan

    Effective July 10, 2003, the Funds adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery:

FUND                                                       AMOUNT       EXPIRING IN
----                                                       ------       -----------
Money Market Mileage Fund ..............................  $200,654         2006
U.S. Government Money Market Mileage Fund ..............     7,709         2006
Municipal Money Market Fund ............................     9,134         2006

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2003
================================================================================

   Other

      Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2003, the cost of air transportation was not material to any of the Funds.

3. CAPITAL SHARE TRANSACTIONS

      The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2003
----------------------------

                                                                        U.S.GOVERNMENT                       MUNICIPAL
                                      MONEY MARKET                       MONEY MARKET                       MONEY MARKET
                                      MILEAGE FUND                       MILEAGE FUND                       MILEAGE FUND
                            ===============================    ===============================    ================================
                            MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS     PLATINUM CLASS
                            -------------    --------------    -------------    --------------    -------------     --------------
Shares sold ............       31,560           128,500            3,594             9,405           45,496                15,111
Reinvestment of
  dividends ............          416                602              65                 6              147                     6
Shares redeemed ........      (46,807)          (251,821)        (11,170)          (12,134)         (45,023)              (14,735)
                              -------           --------         -------           -------          -------               -------
Net increase (decrease)
  in capital shares
  outstanding ..........      (14,831)          (122,719)         (7,511)           (2,723)             620                   382
                              =======           ========         =======           =======          =======               =======

Year Ended December 31, 2002
----------------------------

                                                                        U.S.GOVERNMENT                        MUNICIPAL
                                      MONEY MARKET                       MONEY MARKET                       MONEY MARKET
                                      MILEAGE FUND                       MILEAGE FUND                       MILEAGE FUND
                            ===============================    ===============================    ================================
                            MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS     PLATINUM CLASS
                            -------------    --------------    -------------    --------------    -------------     --------------
Shares sold ............       64,014           175,474           38,380            17,101           24,143             11,260
Reinvestment of
  dividends ............          925             4,990              224                93              193                 25
Shares redeemed ........      (87,964)         (304,248)         (36,766)          (26,692)         (25,219)           (12,231)
                              -------          --------          -------           -------          -------            -------
Net increase
  (decrease) in
  capital shares
  outstanding ........        (23,025)         (123,784)           1,838            (9,498)            (883)              (946)
                              =======          ========          =======           =======          =======            =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                 ==============================================================================
                                                                                   MILEAGE CLASS
                                                 ==============================================================================
                                                                                                  TWO MONTHS
                                                             YEAR ENDED DECEMBER 31,                 ENDED           YEAR ENDED
                                                 =============================================    DECEMBER 31,      OCTOBER 31,
                                                   2003         2002        2001         2000         1999             1999
                                                 -------      -------     -------      -------    ------------      -----------
Net asset value, beginning of
  period .................................       $  1.00      $  1.00     $  1.00      $  1.00     $   1.00         $    1.00
                                                 -------      -------     -------      -------     --------         ---------
    Net investment income (A).............          0.01         0.01        0.04         0.06         0.01              0.05
    Less dividends from net
       investment income .................         (0.01)       (0.01)      (0.04)       (0.06)       (0.01)            (0.05)
                                                 -------      -------     -------      -------     --------         ---------
Net asset value, end of period ...........       $  1.00      $  1.00     $  1.00      $  1.00     $   1.00         $    1.00
                                                 =======      =======     =======      =======     ========         =========
Total return .............................          0.73%        1.29%       3.76%        6.07%        0.89%(B)          4.74%
                                                 =======      =======     =======      =======     ========         =========
Ratios and supplemental data:
    Net assets, end of period
       (in thousands) ....................       $49,053      $63,884     $86,910      $97,698     $112,653         $ 124,703
    Ratios to average net assets
       (annualized) (A):
          Expenses .......................          0.51%        0.63%       0.63%        0.61%        0.57%             0.59%
          Net investment
             income ......................          0.74%        1.29%       3.74%        5.87%        5.30%             4.63%
          Decrease reflected in
             above expense ratio due
             to absorption of expenses
             by the Manager ..............             -            -           -            -            -                 -

-------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B)  Not annualized.

(C)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                  ================================================================================
                                                                                  PLATINUM CLASS
                                                  ================================================================================
                                                                                                        TWO MONTHS
                                                                 YEAR ENDED DECEMBER 31,                  ENDED        YEAR ENDED
                                                  =================================================    DECEMBER 31,    OCTOBER 31,
                                                    2003            2002        2001         2000          1999           1999
                                                  --------       ---------    --------     --------    ------------    -----------
Net asset value, beginning of
  period .................................        $   1.00       $   1.00     $   1.00     $   1.00     $   1.00       $    1.00
                                                  --------       --------     --------     --------     --------       ---------
    Net investment income (A).............               - (C)       0.01         0.03         0.05         0.01            0.04
    Less dividends from net
       investment income .................               - (C)      (0.01)       (0.03)       (0.05)       (0.01)          (0.04)
                                                  --------       --------     --------     --------     --------       ---------
Net asset value, end of period ...........        $   1.00       $   1.00     $   1.00     $   1.00     $   1.00       $    1.00
                                                  ========       ========     ========     ========     ========       =========
Total return .............................            0.12%          0.81%        3.32%        5.57%        0.80% (B)       4.22%
                                                  ========       ========     ========     ========     ========       =========
Ratios and supplemental data:
    Net assets, end of period
       (in thousands) ....................        $431,524       $554,242     $678,026     $643,693     $442,218       $ 342,192
    Ratios to average net assets
       (annualized) (A):
          Expenses .......................            1.12%          1.10%        1.06%        1.08%        1.09%           1.09%
          Net investment
             income ......................            0.13%          0.82%        3.26%        5.46%        4.80%           4.17%
          Decrease reflected in
             above expense ratio due
             to absorption of expenses
             by the Manager ..............            0.04%             -            -            -         0.01%              -

-------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B)  Not annualized.

(C)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                 ==============================================================================
                                                                                   MILEAGE CLASS
                                                 ==============================================================================
                                                                                                  TWO MONTHS
                                                             YEAR ENDED DECEMBER 31,                ENDED           YEAR ENDED
                                                 =============================================    DECEMBER 31,      OCTOBER 31,
                                                   2003         2002        2001        2000         1999              1999
                                                 -------      -------     -------      -------    -----------       -----------
Net asset value,
  beginning of period .......................    $  1.00      $  1.00     $  1.00      $  1.00      $  1.00           $   1.00
                                                 -------      -------     -------      -------      -------           --------
    Net investment
       income (A) ...........................       0.01         0.01        0.04         0.06         0.01               0.04
    Less dividends from
       net investment
       income ...............................      (0.01)       (0.01)      (0.04)       (0.06)       (0.01)             (0.04)
                                                 -------      -------     -------      -------      -------           --------
Net asset value,
  end of period .............................    $  1.00      $  1.00     $  1.00      $  1.00      $  1.00           $   1.00
                                                 =======      =======     =======      =======      =======           ========
Total return .................................      0.47%        1.06%       3.72%        5.93%        0.87%(C)           4.50%
                                                 =======      =======     =======      =======      =======           ========
Ratios and supplemental data:
    Net assets, end of
       period (in thousands) ................    $12,126      $19,636     $17,798      $18,400      $29,407           $ 34,059
    Ratios to average net assets
       (annualized) (A):
       Expenses .............................       0.77%        0.79%       0.62%        0.62%        0.62%              0.62%
       Net investment income ................       0.46%        1.06%       3.66%        5.72%        5.17%              4.41%
       Decrease reflected in
          above expense ratio due
          to absorption of expenses
          by the Manager ....................          -         0.01%       0.08%        0.26%        0.16%              0.10%

---------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                 ===============================================================
                                                                       PLATINUM CLASS (B)
                                                 ===============================================================
                                                                                                    TWO MONTHS
                                                              YEAR ENDED DECEMBER 31,                 ENDED
                                                 ================================================   DECEMBER 31,
                                                  2003          2002         2001           2000       1999
                                                 ------        ------      -------         ------     ------
Net asset value,
  beginning of period .......................    $ 1.00        $ 1.00      $  1.00        $  1.00     $ 1.00
                                                 ------        ------      -------        -------     ------
    Net investment
       income (A) ...........................         -(D)       0.01         0.03           0.05       0.01
    Less dividends from
       net investment
       income ...............................         -(D)      (0.01)       (0.03)         (0.05)     (0.01)
                                                 ------        ------      -------        -------     ------
Net asset value,
  end of period .............................    $ 1.00        $ 1.00      $  1.00        $  1.00     $ 1.00
                                                 ======        ======      =======        =======     ======

Total return .................................     0.09%         0.69%        3.22%          5.47%      0.80%(C)
                                                 ======        ======      =======        =======     ======
Ratios and supplemental data:
    Net assets, end of
       period (in thousands) ................    $4,681        $7,405      $16,903        $12,350     $    1
    Ratios to average net assets
       (annualized) (A):
       Expenses .............................      1.14%         1.15%        1.10%          1.10%      1.10%
       Net investment income ................      0.09%         0.74%        3.11%          5.55%      4.69%
       Decrease reflected in
          above expense ratio due
          to absorption of expenses
          by the Manager ....................      0.17%         0.06%        0.08%          0.14%      0.20%

---------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                 ============================================================================
                                                                                   MILEAGE CLASS
                                                 ============================================================================
                                                                                                  TWO MONTHS
                                                             YEAR ENDED DECEMBER 31,                ENDED         YEAR ENDED
                                                 =============================================    DECEMBER 31,    OCTOBER 31,
                                                  2003         2002         2001         2000        1999            1999
                                                -------      -------      -------      -------    -----------     -----------
Net asset value,
  beginning of period .............             $  1.00      $  1.00      $  1.00      $  1.00     $  1.00          $  1.00
                                                -------      -------      -------      -------     -------          -------
    Net investment
       income (A) .................                0.01         0.01         0.02         0.04        0.01             0.03
    Less dividends from
       net investment
       income .....................               (0.01)       (0.01)       (0.02)       (0.04)      (0.01)           (0.03)
                                                -------      -------      -------      -------     -------          -------
Net asset value,
  end of period ...................             $  1.00      $  1.00      $  1.00      $  1.00     $  1.00          $  1.00
                                                =======      =======      =======      =======     =======          =======
Total return ......................                0.57%        0.77%        2.17%        3.63%       0.55%(C)         2.69%
                                                =======      =======      =======      =======     =======          =======
Ratios and supplemental data:
    Net assets, end of
       period (in thousands) ......             $25,532      $24,911      $25,792      $28,971     $28,693          $28,338
    Ratios to average net assets
       (annualized) (A):
       Expenses ...................                0.59%        0.74%        0.65%        0.61%       0.57%            0.64%
       Net investment income ......                0.57%        0.77%        2.15%        3.58%       3.27%            2.64%
       Decrease reflected in
          above expense ratio due
          to absorption of expenses
          by the Manager ..........                   -         0.05%        0.13%        0.01%          -             0.08%

-------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class Shares.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                ===================================================================
                                                                         PLATINUM CLASS (B)
                                                ===================================================================
                                                                                                        TWO MONTHS
                                                              YEAR ENDED DECEMBER 31,                      ENDED
                                                ====================================================   DECEMBER 31,
                                                 2003           2002           2001           2000         1999
                                                ------         ------         ------         -------   ------------
Net asset value,
  beginning of period .............             $ 1.00         $ 1.00         $ 1.00         $  1.00     $  1.00
                                                ------         ------         ------         -------     -------
    Net investment
       income (A) .................                  -(D)           -(D)        0.02            0.03        0.01
    Less dividends from
       net investment
       income .....................                  -(D)           -(D)       (0.02)          (0.03)      (0.01)
                                                ------         ------         ------         -------     -------
Net asset value,
  end of period ...................             $ 1.00         $ 1.00         $ 1.00         $  1.00     $  1.00
                                                ======         ======         ======         =======     =======
Total return ......................               0.07%          0.35%          1.72%           3.05%       0.45%(C)
                                                ======         ======         ======         =======     =======
Ratios and supplemental data:
    Net assets, end of
       period (in thousands) ......             $7,898         $7,517         $8,464          $7,889     $     1
    Ratios to average net assets
       (annualized) (A):
       Expenses ...................               1.09%          1.16%          1.10%           1.10%       1.10%
       Net investment income ......               0.07%          0.34%          1.72%           3.29%       2.74%
       Decrease reflected in
          above expense ratio due
          to absorption of expenses
          by the Manager ..........               0.13%          0.07%          0.13%           0.06%       0.17%

-------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class Shares.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2003 and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2004

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2003
================================================================================

                                                                              PAR
                                                                             AMOUNT         VALUE
                                                                           ----------     ----------
                                                                             (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 5.05%
Goldman Sachs, 1.00%, Due 1/2/2004 ...................................      $ 200,000     $  200,000
JP Morgan Chase Securities, 1.00%, Due 1/2/2004 ......................         50,000         50,000
                                                                                          ----------
     TOTAL REPURCHASE AGREEMENTS .....................................                       250,000
                                                                                          ----------
TIME DEPOSITS - 11.89%
Deutsche Bank Cash Reserves, 0.938%, Due 1/2/2004 ....................        188,648        188,648
Societe Generale, 0.938%, Due 1/2/2004 ...............................        200,000        200,000
UBS Securities, LLC, 0.938%, Due 1/2/2004 ............................        200,000        200,000
                                                                                          ----------
     TOTAL TIME DEPOSITS .............................................                       588,648
                                                                                          ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE E) - 23.03%
Bank One, NA, 1.181%, Due 1/27/2005 ..................................         25,000         25,017
Bayerische Landesbank, 1.17%, Due 12/17/2004 .........................        171,140        171,210
Canadian Imperial Bank of Commerce, 1.11%, Due 3/12/2004 .............        100,000         99,999
Credit Suisse First Boston Corporation, 1.12%, Due 7/7/2004 ..........        150,000        150,000
First Tennessee Bank,
  1.20%, Due 7/21/2004 ...............................................         50,000         50,027
  1.25%, Due 11/26/2004 ..............................................        100,000        100,102
First Union National Bank,
  1.358%, Due 6/3/2004 ...............................................         96,500         96,590
  1.338%, Due 6/16/2004 ..............................................          5,000          5,005
Marshall & Ilsley Bank, 1.20%, Due 12/20/2004 ........................        125,500        125,588
Southtrust Bank, NA,
  1.27%, Due 3/19/2004 ...............................................         50,700         50,713
  1.25%, Due 5/24/2004 ...............................................         85,382         85,417
  1.25%, Due 6/21/2004 ...............................................         22,000         22,010
Suntrust Bank, NA,
  1.24%, Due 4/12/2004 ...............................................        125,000        125,056
  1.27%, Due 6/21/2004 ...............................................         25,000         25,015
Wachovia Bank, NA, 1.22%, Due 10/19/2004 .............................          8,000          8,006
                                                                                          ----------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ......                     1,139,755
                                                                                          ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND E) - 5.96%
General Electric Capital Assurance Company, 1.253%, Due 12/15/2004 ...        100,000        100,000
Metropolitan Life Insurance Company, 1.253%, Due 11/22/2004 ..........        195,000        195,000
                                                                                          ----------
     TOTAL VARIABLE RATE FUNDING AGREEMENTS ..........................                       295,000
                                                                                          ----------
ASSET-BACKED COMMERCIAL PAPER (NOTES C AND D) - 11.41%
Atlantis One Funding Corporation, 144A,
  1.12%, Due 3/15/2004 ...............................................         45,022         44,918
  1.15%, Due 6/10/2004 ...............................................         73,682         73,303
Edison Asset Securitization, 144A,
  1.12%, Due 3/25/2004 ...............................................         71,101         70,915
  1.12%, Due 4/1/2004 ................................................        150,000        149,575
Moat Funding LLC, 144A,
  1.15%, Due 3/15/2004 ...............................................         70,000         69,835
  1.15%, Due 4/6/2004 ................................................         17,500         17,446
Sigma Financial, Incorporated, 144A,
  1.13%, Due 3/15/2004 ...............................................        100,000         99,768
  1.16%, Due 3/15/2004 ...............................................          5,000          4,988
  1.145%, Due 4/13/2004 ..............................................         34,000         33,889
                                                                                          ----------
     TOTAL ASSET-BACKED COMMERCIAL PAPER .............................                       564,637
                                                                                          ----------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2003
================================================================================

                                                                             PAR
                                                                           AMOUNT        VALUE
                                                                         ----------    ----------
                                                                           (DOLLARS IN THOUSANDS)
VARIABLE RATE COMMERCIAL PAPER - 2.02%
Goldman Sachs Group, LP, 1.14%, Due 1/18/2005 ........................   $ 100,000     $  100,000
                                                                                       ----------
     TOTAL VARIABLE RATE COMMERCIAL PAPER ............................                    100,000
                                                                                       ----------
VARIABLE RATE MEDIUM-TERM NOTES (Note E) - 36.60%
American General Finance Corporation, 1.34%, Due 8/6/2004 ............      49,270         49,324
American Honda Finance Corporation, 144A (NOTE C)
  1.32%, Due 6/11/2004 ...............................................      15,000         15,013
  1.30%, Due 10/7/2004 ...............................................      50,000         50,069
  1.33%, Due 12/9/2004 ...............................................      60,000         60,108
  1.28%, Due 1/13/2005 ...............................................      25,000         25,042
Bank of America Corporation,
  1.41%, Due 5/3/2004 ................................................       5,500          5,505
  1.26%, Due 7/2/2004 ................................................      52,000         52,030
  1.45%, Due 10/22/2004 ..............................................     128,890        129,224
Citigroup, Incorporated,
  1.26%, Due 7/26/2004 ...............................................      63,500         63,559
  1.32%, Due 10/22/2004 ..............................................      77,700         77,822
General Electric Capital Corporation,
  1.13%, Due 5/4/2004 ................................................      55,000         54,786
  1.23%, Due 1/19/2005 ...............................................     180,000        180,000
Goldman Sachs Group, LP, 1.40%, Due 11/16/2004 .......................     143,000        143,330
HSBC USA, Incorporated, 1.32%, Due 9/24/2004 .........................      60,000         60,072
Merrill Lynch & Company, Incorporated,
  1.33%, Due 1/14/2004 ...............................................      50,000         50,003
  1.47%, Due 1/13/2005 ...............................................      59,000         59,217
  1.47%, Due 1/18/2005 ...............................................      20,000         20,073
Morgan Stanley & Company, Incorporated, 1.42%, Due 1/24/2005                70,000         70,220
Paccar Financial Corporation,
  1.20%, Due 4/26/2004 ...............................................      15,000         15,004
  1.21%, Due 9/20/2004 ...............................................     100,000        100,057
Salomon Smith Barney Holdings,
  1.288%, Due 1/28/2004 ..............................................      10,000         10,001
  1.50%, Due 5/21/2004 ...............................................      14,750         14,772
  1.271%, Due 8/18/2004 ..............................................      50,000         50,046
  1.34%, Due 9/20/2004 ...............................................      50,000         50,074
  1.321%, Due 11/18/2004 .............................................      22,400         22,438
SLM Corporation, 1.31%, Due 7/26/2004 ................................      40,670         40,712
Toyota Motor Credit Corporation, 1.15%, Due 1/14/2005 ................      50,000         50,024
USA Education, Incorporated,
  1.448%, Due 6/16/2004 ..............................................      24,000         24,032
  1.49%, Due 10/25/2004 ..............................................      73,500         73,706
US Bank, NA, 1.30%, Due 4/13/2004 ....................................       9,000          9,005
Wachovia Bank, NA, 1.57%, Due 8/19/2004 ..............................      28,000         28,082
Wells Fargo Financial, Incorporated,
  1.21%, Due 3/26/2004 ...............................................      61,000         61,013
  1.23%, Due 10/1/2004 ...............................................      97,090         97,156
                                                                                       ----------
     TOTAL VARIABLE RATE MEDIUM-TERM NOTES ...........................                  1,811,519
                                                                                       ----------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2003
===============================================================================

                                                                                      PAR
                                                                                     AMOUNT         VALUE
                                                                                   ----------     ----------
                                                                                     (DOLLARS IN THOUSANDS)
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE D) - 3.95%
Federal Home Loan Mortgage Corporation, Discount Note, 1.14%, Due 5/10/2004 ...      $115,650     $  115,174
  Discount Note, 1.14%, Due 5/12/2004 .........................................        50,000         49,791
Federal National Mortgage Association, Discount Note, 1.13%, Due 5/5/2004 .....        30,850         30,729
                                                                                                  ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS .................................                      195,694
                                                                                                  ----------
TOTAL INVESTMENTS - 99.91% (COST $4,945,253) ..................................                    4,945,253
                                                                                                  ----------
OTHER ASSETS, NET OF LIABILITIES - 0.09% ......................................                        4,364
                                                                                                  ----------
TOTAL NET ASSETS - 100% .......................................................                   $4,949,617
                                                                                                  ==========

------------------

Based on the cost of investments of $4,945,253 for federal income tax purposes at December 31, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Goldman Sachs, 4.50% - 5.00%, Due 10/1/2033 - 12/1/2033, Total Value - $204,000,000; and at JP Morgan Chase
     Bank for JP Morgan Chase Securities, 5.00%, Due 11/1/2018 - 12/1/2018, Total Value - $51,000,456.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $714,869 or 14.44% of net assets.
(D) Rates associated with money market securities represent discount rate at time of purchase.
(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2003
================================================================================

                                                             PAR
                                                            AMOUNT         VALUE
                                                           --------       -------
                                                           (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 40.13%
Bank of America Securities, LLC, 1.00%, Due 1/2/2004 .     $50,000        $50,000
Goldman Sachs, 1.00%, Due 1/2/2004 ...................      44,343         44,343
                                                                          -------
     TOTAL REPURCHASE AGREEMENTS .....................                     94,343
                                                                          -------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 59.70%
Federal Home Loan Bank,
  Discount Note, 1.065%, Due 1/21/2004 (Note B) ......       1,600          1,599
  Discount Note, 1.06%, Due 2/25/2004 (Note B) .......       4,000          3,993
  Discount Note, 1.11%, Due 3/10/2004 (Note B) .......       1,000            998
  Discount Note, 1.09%, Due 3/15/2004 (Note B) .......       1,000            998
  Agency Note, 3.75%, Due 4/15/2004 ..................       4,595          4,630
  Agency Note, 4.875%, Due 4/16/2004 .................       4,000          4,041
  Floating Rate Note, 1.041%, Due 8/11/2004 (Note C) .       5,000          4,999
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.08%, Due 1/15/2004 (Note B) .......       4,842          4,840
  Agency Note, 1.20%, Due 8/6/2004, Callable 1/16/2004       5,000          5,000
  Discount Note, 1.08%, Due 2/2/2004 (Note B) ........       1,100          1,099
  Discount Note, 1.13%, Due 2/5/2004 (Note B) ........       5,000          4,994
  Discount Note, 1.09%, Due 2/19/2004 (Note B) .......       2,900          2,896
  Discount Note, 1.12%, Due 3/1/2004 (Note B) ........       3,150          3,144
  Discount Note, 1.06%, Due 3/4/2004 (Note B) ........       4,400          4,392
  Discount Note, 1.10%, Due 3/5/2004 (Note B) ........       3,000          2,994
  Agency Note, 3.75%, Due 4/15/2004 ..................       2,000          2,015
  Discount Note, 1.18%, Due 4/22/2004 (Note B) .......         749            746
  Discount Note, 1.09%, Due 5/12/2004 (Note B) .......       5,731          5,708
  Discount Note, 1.11%, Due 5/12/2004 (Note B) .......       2,131          2,122
  Discount Note, 1.09%, Due 5/13/2004 (Note B) .......       5,000          4,980
  Discount Note, 1.10%, Due 5/13/2004 (Note B) .......       2,000          1,992
  Discount Note, 1.09%, Due 6/16/2004 (Note B) .......       3,000          2,985
Federal National Mortgage Association,
  Discount Note, 1.08%, Due 1/20/2004 (Note B) .......       2,000          1,999
  Discount Note, 1.23%, Due 1/29/2004 (Note B) .......       1,000            999
  Discount Note, 1.25%, Due 1/29/2004 (Note B) .......       2,650          2,647
  Discount Note, 1.09%, Due 2/2/2004 (Note B) ........       1,000            999
  Discount Note, 1.10%, Due 2/4/2004 (Note B) ........       1,200          1,199
  Discount Note, 1.12%, Due 2/4/2004 (Note B) ........       5,000          4,995
  Discount Note, 1.13%, Due 2/11/2004 (Note B) .......       1,353          1,351
  Agency Note, 5.13%, Due 2/13/2004 ..................      15,000         15,067
  Discount Note, 1.07%, Due 2/18/2004 (Note B) .......       5,000          4,993
  Discount Note, 1.09%, Due 2/18/2004 (Note B) .......       2,800          2,796
  Discount Note, 1.10%, Due 2/19/2004 (Note B) .......       1,568          1,566
  Discount Note, 1.12%, Due 3/3/2004 (Note B) ........       2,403          2,398
  Discount Note, 1.14%, Due 3/3/2004 (Note B) ........         900            898
  Discount Note, 1.10%, Due 3/5/2004 (Note B) ........       1,150          1,148

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2003
================================================================================

                                                             PAR
                                                            AMOUNT         VALUE
                                                           --------       -------
                                                           (DOLLARS IN THOUSANDS)
  Discount Note, 1.11%, Due 3/10/2004 (Note B)........     $  2,700       $  2,694
  Discount Note, 1.12%, Due 3/10/2004 (Note B)........        5,000          4,989
  Discount Note, 1.13%, Due 3/31/2004 (Note B)........        2,500          2,493
  Discount Note, 1.12%, Due 4/7/2004 (Note B).........        5,000          4,985
  Discount Note, 1.12%, Due 5/4/2004 (Note B).........        5,000          4,981
  Discount Note, 1.13%, Due 5/5/2004 (Note B).........        1,000            996
  Discount Note, 1.10%, Due 5/26/2004 (Note B)........        5,000          4,978
                                                                          --------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS.........                     140,336
                                                                          --------
TOTAL INVESTMENTS - 99.83% (COST $234,679) ...........                     234,679
                                                                          --------
OTHER ASSETS, NET OF LIABILITIES - 0.17% .............                         391
                                                                          --------
TOTAL NET ASSETS - 100%                                                   $235,070
                                                                          ========

---------------

Based on the cost of investments of $234,679 for federal income tax purposes at December 31, 2003, there was no unrealized appreciation or depreciation of investments.

(A)  Collateral held at Bank of New York for Bank of America Securities, LLC,
     4.50 - 5.00%, Due 6/1/2033 - 11/1/2033, Total Value - $51,000,001; and
     Goldman Sachs, 4.50 - 7.00%, Due 11/1/2010 - 12/1/2033, Total Value -
     $45,230,092.
(B)  Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2003
================================================================================

                                                                                                             PAR
                                                                                                            AMOUNT         VALUE
                                                                                                            ------       ----------
                                                                                                           (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 96.33%
COMMERCIAL PAPER (NOTE A) - 3.77%
Sarasota County Public Hospital District, Variable Rate Demand Hospital Revenue Bonds,
    Series A (Sarasota Memorial Hospital Project), 1.01%, Due 2/13/2004, LOC SunTrust Bank............      $1,500       $    1,500
                                                                                                                         ----------
        TOTAL COMMERCIAL PAPER .......................................................................                        1,500
                                                                                                                         ----------
DEMAND OBLIGATIONS (NOTE A) - 92.56%
ARIZONA - 4.42%
Mesa Arizona Industrial Development Authority, Variable Rate Revenue Bonds,
    Series 1999B (Discovery Health Systems), 1.12%, Due 1/1/2029,
    LOC MBIA/JP Morgan Chase Bank ....................................................................       1,760            1,760
                                                                                                                         ----------
        TOTAL ARIZONA ................................................................................                        1,760
                                                                                                                         ----------

COLORADO - 8.29%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984
    (Ute Electric Company Project), Bond Insurance - Ambac Assurance Corporation, 1.45%,
    Due 7/1/2010, SPA Societe Generale ...............................................................       3,300            3,300
                                                                                                                         ----------
        TOTAL COLORADO ...............................................................................                        3,300
                                                                                                                         ----------

FLORIDA - 8.04%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
    Series 2001 (University Cove Apartment Project), 1.13%,
    Due 6/15/2034, LOC SouthTrust Bank, NA ...........................................................       1,835            1,835
Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds,
    Series 2002 L-1 (Bridgewater Club Apartments Project), 1.03%, Due 6/1/2034,
    LOC SunTrust Bank ................................................................................       1,365            1,365
                                                                                                                         ----------
        TOTAL FLORIDA ................................................................................                        3,200
                                                                                                                         ----------

ILLINOIS - 2.69%
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois, Series 1996
    (Countryside Landfill Inc. Project), 1.40%, Due 4/1/2021, LOC JP Morgan Chase Bank ...............       1,070            1,070
                                                                                                                         ----------
        TOTAL ILLINOIS ...............................................................................                        1,070
                                                                                                                         ----------

INDIANA - 4.55%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
    Series1989 (ND-Tech Corporation Project), 1.25%, Due 7/1/2009,
    LOC Societe Generale .............................................................................       1,000            1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds,
    Series 1991 (Group Dekko Int'l Project), 1.05%, Due 12/1/2011, LOC Bank One ......................         810              810
                                                                                                                         ----------
        TOTAL INDIANA ................................................................................                        1,810
                                                                                                                         ----------

KENTUCKY - 2.76%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds,
    Series 2001 (North American Stainless, L.P.), 1.15%, Due 5/1/2031, LOC Fifth Third Bank ..........       1,100            1,100
                                                                                                                         ----------
        TOTAL KENTUCKY ...............................................................................                        1,100
                                                                                                                         ----------

LOUISIANA - 3.99%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds,
    Series 1997 (WPT Corporation Project), 1.18%, Due 12/1/2027,
    LOC JP Morgan Chase Bank .........................................................................       1,589            1,589
                                                                                                                         ----------
        TOTAL LOUISIANA ..............................................................................                        1,589
                                                                                                                         ----------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2003
================================================================================

                                                                                                             PAR
                                                                                                            AMOUNT          VALUE
                                                                                                            ------       ----------
                                                                                                            (DOLLARS IN THOUSANDS)
MARYLAND - 4.78%

Montgomery County, Maryland Variable Rate Housing Revenue Bonds,
  Series 1997, Issue I (The Grand), 1.13%, Due 6/1/2030,
  LOC Federal National Mortgage Association ..........................................................      $1,900       $   1,900
                                                                                                                         ---------
     TOTAL MARYLAND ..................................................................................                       1,900
                                                                                                                         ---------
MICHIGAN - 7.39%

Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
  Series XII-X, Bond Insurance - Ambac Assurance Corporation, 1.15%,
  Due 9/1/2031, SPA Lloyds TSB .......................................................................       1,000           1,000
Michigan State Housing Development Authority Variable Rate Limited
  Obligation Multifamily Housing Revenue Refunding Bonds, 1.16%,
  Due 6/1/2028, LOC Bank of New York .................................................................       1,940           1,940
                                                                                                                         ---------
     TOTAL MICHIGAN ..................................................................................                       2,940
                                                                                                                         ---------
OHIO - 4.27%

Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
  Series 2000B (Waste Management, Incorporated, Project), 1.27%,
  Due 7/1/2020, LOC Fleet National Bank ..............................................................       1,700           1,700
                                                                                                                         ---------
     TOTAL OHIO ......................................................................................                       1,700
                                                                                                                         ---------

OKLAHOMA - 6.03%

Claremore Industrial and Redevelopment Authority, Development Revenue Bonds,
  Series 2001 (Whirlwind Steel Buildings, Inc. Project), 1.35%,
  Due 9/1/2019, LOC JP Morgan Chase Bank .............................................................       2,400           2,400
                                                                                                                         ---------
     TOTAL OKLAHOMA ..................................................................................                       2,400
                                                                                                                         ---------

PENNSYLVANIA - 5.69%

Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
  Series 1995 (Grafika Commerial Printing Inc.), 1.30%, Due 9/1/2010,
  LOC First Union National Bank ......................................................................       1,265           1,265
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
  Commercial Development Bonds (William Penn Plaza Project), 1.20%,
  Due 12/1/2016, LOC PNC Bank, NA ....................................................................       1,000           1,000
                                                                                                                         ---------
     TOTAL PENNSYLVANIA ..............................................................................                       2,265
                                                                                                                         ---------

SOUTH CAROLINA - 4.27%

South Carolina JOBS Economic Development Authority Revenue Bonds,
  Series 1998 (Klockner Namasco Corporation Project), 1.35%, Due 4/1/2008,
  LOC Bayerische Landesbank ..........................................................................       1,700           1,700
                                                                                                                         ---------
     TOTAL SOUTH CAROLINA ............................................................................                       1,700
                                                                                                                         ---------

TEXAS - 16.00%

Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue Bonds,
  Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.35%, Due 12/1/2024,
  LOC Bank of America Corporation ....................................................................       2,500           2,500
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue Bonds,
  Series 2002 (Waste Corporation of Texas, L.P. Project), 1.30%,
  Due 9/1/2022, LOC - Wells Fargo Texas ..............................................................       2,860           2,860
State of Texas TRANs, 1.18%, Due 8/31/2004 ...........................................................       1,000           1,005
                                                                                                                         ---------
     TOTAL TEXAS .....................................................................................                       6,365
                                                                                                                         ---------

UTAH - 2.89%

Morgan County UT Solid Waste Disposal Revenue Bonds,
  Series 1996 (Holman, Inc. Project), 1.15%, Due 8/1/2031,
  LOC Wachovia Bank, NA ..............................................................................       1,150           1,150
                                                                                                                         ---------
     TOTAL UTAH ......................................................................................                       1,150
                                                                                                                         ---------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2003
================================================================================

                                                                                                           PAR
                                                                                                          AMOUNT         VALUE
                                                                                                         ---------     ----------
                                                                                                          (DOLLARS IN THOUSANDS)
WASHINGTON - 6.50%
Pierce County, Washington Economic Development Corporation Dock &
  Wharf Facilities Revenue Bonds, Series 1995 (SCS Industries Project), 1.25%,
  Due 7/1/2030, LOC Bank of Nova Scotia  .............................................................   $   2,585       $ 2,585
                                                                                                                         -------
     TOTAL WASHINGTON ................................................................................                     2,585
                                                                                                                         -------
     TOTAL DEMAND OBLIGATIONS ........................................................................                    36,834
                                                                                                                         -------
     TOTAL MUNICIPAL OBLIGATIONS .....................................................................                    38,334
                                                                                                                         -------
                                                                                                           SHARES
                                                                                                         ---------
OTHER INVESTMENTS - 3.53%
Dreyfus Municipal Cash Management Plus ...............................................................       4,974             5
Federated Municipal Obligations Fund .................................................................   1,295,949         1,296
BlackRock Provident MuniCash Fund ....................................................................      95,629            96
                                                                                                                         -------
         TOTAL OTHER INVESTMENTS .....................................................................                     1,397
                                                                                                                         -------
TOTAL INVESTMENTS - 99.86% (COST $39,731) ............................................................                    39,731
                                                                                                                         -------
OTHER ASSETS, NET OF LIABILITIES - 0.14% .............................................................                        56
                                                                                                                         -------
TOTAL NET ASSETS - 100% ..............................................................................                   $39,787
                                                                                                                         =======

---------------

Based on the cost of investments of $39,731 for federal income tax purposes at December 31, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003
================================================================================

                                                                                            U.S. GOVERNMENT       MUNICIPAL
                                                                             MONEY MARKET     MONEY MARKET       MONEY MARKET
                                                                             ============   ===============     =============
                                                                                             (IN THOUSANDS)
ASSETS:
    Investments in securities at value (cost - $4,695,253;
       $140,336; $39,731, respectively ..................................     $ 4,695,253       $ 140,336          $ 39,731
    Repurchase agreements (cost - $250,000; $94,343; $0,
       respectively) ....................................................         250,000          94,343                 -
    Dividends and interest receivable ...................................           4,976             422                64
                                                                              -----------       ---------          --------
           Total assets .................................................      4,950,229          235,101            39,795
                                                                              -----------       ---------          --------
LIABILITIES:
    Management and investment advisory fees payable (Note 2).............            396               17                 4
    Other liabilities ...................................................            216               14                 4
                                                                              -----------       ---------          --------
           TOTAL LIABILITIES ............................................            612               31                 8
                                                                              -----------       ---------          --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ................     $ 4,949,617       $ 235,070          $ 39,787
                                                                              ===========       =========          ========

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003
================================================================================

                                                                                            U.S. GOVERNMENT      MUNICIPAL
                                                                           MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                           ============     ===============    =============
                                                                                             (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income ....................................................     $ 57,947           $ 3,439            $ 553
                                                                             --------           -------            -----
          TOTAL INVESTMENT INCOME ......................................       57,947             3,439              553
                                                                             --------           -------            -----
Expenses:
    Management and investment advisory fees (Note 2) ...................        4,629               276               47
    Custodian fees .....................................................          295                26                6
    Professional fees ..................................................          104                 9                3
    Other expenses .....................................................          248                29                1
                                                                             --------           -------            -----
          TOTAL EXPENSES ...............................................        5,276               340               57
                                                                             --------           -------            -----
NET INVESTMENT INCOME ...................................................      52,671             3,099              496
                                                                             --------           -------            -----
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments ...................................           42                 9                -
                                                                             --------           -------            -----
          NET GAIN ON INVESTMENTS ......................................           42                 9                -
                                                                             --------           -------            -----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................    $ 52,713           $ 3,108            $ 496
                                                                             ========           =======            =====

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                   U.S. GOVERNMENT                MUNICIPAL
                                                         MONEY MARKET                MONEY MARKET                MONEY MARKET
                                                 ============================    ========================   =======================
                                                    YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                 ============================    ========================   =======================
                                                     2003            2002           2003          2002         2003         2002
                                                 ------------   -------------   -----------   -----------   ----------    ---------
                                                                                   (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ......................  $     52,671   $     165,857   $     3,099   $     6,840     $    496    $   1,656
   Net realized gain on investments ...........            42               6             9            34            -            -
                                                 ------------   -------------   -----------   -----------     --------    ---------

         TOTAL INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS ........        52,713         165,863         3,108         6,874          496        1,656
                                                 ------------   -------------   -----------   -----------     --------    ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
   Contributions ..............................    55,478,689     106,944,248     1,085,963     2,200,353       81,957      204,033
   Withdrawals ................................   (57,817,456)   (108,139,347)   (1,324,638)   (2,032,412)    (154,776)    (191,801)
                                                 ------------   -------------   -----------   -----------     --------    ---------
         NET INCREASE (DECREASE) IN NET ASSETS
             RESULTING FROM TRANSACTIONS IN
             INVESTORS' BENEFICIAL INTERESTS ..    (2,338,767)     (1,195,099)     (238,675)      167,941      (72,819)      12,232
                                                 ------------   -------------   -----------   -----------     --------    ---------
         NET INCREASE (DECREASE) IN NET ASSETS     (2,286,054)     (1,029,236)     (235,567)      174,815      (72,323)      13,888
                                                 ------------   -------------   -----------   -----------     --------    ---------
NET ASSETS:
   Beginning of period  .......................     7,235,671       8,264,907       470,637       295,822      112,110       98,222
                                                 ------------   -------------   -----------   -----------     --------    ---------
   END OF PERIOD  .............................  $  4,949,617   $   7,235,671   $   235,070   $   470,637     $ 39,787    $ 112,110
                                                 ============   =============   ===========   ===========     ========    =========


                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                     MONEY MARKET
                                                       ========================================================================
                                                                                                      TWO MONTHS
                                                               YEAR ENDED DECEMBER 31,                  ENDED       YEAR ENDED
                                                       ========================================      DECEMBER 31,   OCTOBER 31,
                                                       2003       2002        2001         2000          1999          1999
                                                       ----       ----        ----         ----      ------------   -----------
Total Return .....................................     1.13%      1.81%       4.30%          N/A         N/A            N/A
Ratios to average net assets (annualized):
      Expenses ...................................     0.11%      0.11%       0.11%        0.11%        0.11%          0.11%
      Net investment income ......................     1.14%      1.81%       3.95%        6.40%        5.77%          5.11%

--------------------------------------------------------------------------------

                                                       ===============================================================
                                                                       U.S. GOVERNMENT MONEY MARKET
                                                       ===============================================================
                                                                                                           TWO MONTHS
                                                              YEAR ENDED DECEMBER 31,          ENDED       YEAR ENDED
                                                       ===================================   DECEMBER 31,  OCTOBER 31,
                                                        2003     2002      2001      2000       1999          1999
                                                       -----     ----     -----      -----   ------------  -----------
Total Return .....................................     1.11%     1.74%    4.24%       N/A        N/A           N/A
Ratios to average net assets (annualized):
      Expenses ...................................     0.12%     0.12%    0.11%      0.13%      0.12%         0.12%
      Net investment income ......................     1.13%     1.71%    3.99%      6.27%      5.67%         4.89%

                                                       ===============================================================
                                                                       U.S. GOVERNMENT MONEY MARKET
                                                       ===============================================================
                                                                                                           TWO MONTHS
                                                              YEAR ENDED DECEMBER 31,          ENDED       YEAR ENDED
                                                       ===================================   DECEMBER 31,  OCTOBER 31,
                                                        2003     2002      2001      2000       1999          1999
                                                       -----     ----     -----      -----   ------------  -----------
Total Return .....................................     1.08%     1.39%     2.71%      N/A         N/A          N/A
Ratios to average net assets (annualized):
      Expenses ...................................     0.12%     0.12%     0.13%     0.13%       0.14%        0.15%
      Net investment income ......................     1.05%     1.39%     2.71%     4.05%       3.69%        3.13%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2003
================================================================================

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2003, the cost of air trans-portation was not material to any of the Funds.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST
(Unaudited)
================================================================================

     The Trustees and officers of the Trust and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-five funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-388-3344.

                              POSITION, TERM OF
                              OFFICE AND LENGTH
                               OF TIME SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH EACH TRUST                             AND CURRENT DIRECTORSHIPS
---------------------         -----------------                 --------------------------------------------
INTERESTED TRUSTEES
                                   TERM
                                   ----
                               Lifetime of Trust
                                until removal,
                                resignation or
                                 retirement*

William F. Quinn** (55)          Trustee and        President, AMR Investment Services, Inc. (1986-Present); Chairman, (1989-
                                  President         2003) and Director (2003-Present) American Airlines Federal Credit Union;
                                  since 1995        Director, Crescent Real Estate Equities, Inc. (1994-Present); Director,
                                                    Pritchard, Hubble & Herr, LLC (2001-Present); Director, Southern
                                                    Methodist University Endowment Fund Investment Committee (1996-
                                                    Present); Member, Southern Methodist University Cox School of Business
                                                    Advisory Board (1999-2002); Member, New York Stock Exchange Pension
                                                    Manager Committee (1997-1998, 2000-2002); Chairman, Committee for the
                                                    Investment of Employee Benefits Defined Benefit Sub-Committee (1982-
                                                    Present); Trustee, American AAdvantage Funds (1987-Present); Trustee,
                                                    American AAdvantage Select Funds (1999-Present).

Alan D. Feld** (67)           Trustee since 1996    Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-
                                                    Present); Director, Clear Channel Communications (1984-Present); Trustee,
                                                    CenterPoint Properties (1994-Present); Trustee, American AAdvantage
                                                    Funds (1996-Present); Trustee, American AAdvantage Select Funds (1999-
                                                    Present).

NON-INTERESTED TRUSTEES

                                    TERM
                                    ----
                               Lifetime of Trust
                                until removal,
                                resignation or
                                 retirement*

Stephen D. O'Sullivan (68)    Trustee since 1995    Consultant (1994-Present); Trustee, American AAdvantage Funds (1987-
                                                    Present); Trustee, American AAdvantage Select Funds (1999-Present).

R. Gerald Turner (58)         Trustee since 2001    President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                            ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present);
Southern Methodist Univ.                            Director, California Federal Preferred Capital Corp. (2001-2003); Director,
Dallas, Texas 75275                                 Kronus Worldwide, Inc. (chemical manufacturing) (2003-Present); Director,
                                                    First Broadcasting Investment Partners, LLC (2003-Present); Member, United
                                                    Way of Dallas Board of Directors; Member, Salvation Army of Dallas
                                                    Board of Directors; Member, Methodist Hospital Advisory Board; Member,
                                                    Knight Commission on Intercollegiate Athletics; Trustee, American
                                                    AAdvantage Funds (2001-Present); Trustee, American AAdvantage Select
                                                    Funds (2001-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - CONTINUED
(Unaudited)
================================================================================

                              POSITION, TERM OF
                              OFFICE AND LENGTH
                               OF TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH EACH TRUST                               AND CURRENT DIRECTORSHIPS
---------------------         -----------------                   --------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)
Kneeland Youngblood (48)      Trustee since 1996    Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                  (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                          Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                 Relations (1995-Present); Director, Just For the Kids  (1995-2001); Director,
                                                    L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement System of
                                                    Texas (1993-1999); Director, Starwood Financial Trust (1998-2001);
                                                    Trustee, St. Mark's School of Texas (2002-Present); Trustee, American
                                                    AAdvantage Funds (1996-Present); Trustee, American AAdvantage Select
                                                    Funds (1999-Present).
OFFICERS
                                     TERM
                                     ----
                                    One Year

Nancy A. Eckl (41)               VP since 1995      Vice President, Trust Investments, AMR Investment Services, Inc.
                                                    (1990-Present).

Michael W. Fields (49)           VP since 1995      Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                    (1988-Present).

Barry Y. Greenberg (40)        VP and Assistant     Vice President, Legal and Compliance, AMR Investment Services, Inc.
                               Secretary since      (1995-Present).
                                    1995

Rebecca L. Harris (37)         Treasurer since      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                    1995

John B. Roberson (45)           VP since 1995       Vice President, Director of Sales, AMR Investment Services, Inc. (1991-
                                                    Present).

Robert J. Zutz (50)            Secretary since      Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW          1998
2nd Floor
Washington, D.C. 20036

----------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.
** Mr. Quinn is deemed to be an "interested person" of the Trust and AMR Trust, as defined by the 1940 Act, because of his position as President of the Manager. Mr. Feld is deemed to be an "interested person" of the AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the AMR Trust's sub-advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
PRIVACY POLICY
(Unaudited)
================================================================================

The American AAdvantage Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o information we receive from you on applications or other forms;

o information about your transactions with us or our service providers; and

o information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                      [LOGO OF AMERICAN AADVANTAGE FUNDS]
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)
--------------------------------------------------------------------------------

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

       [GRAPHIC OF KEYBOARD]                     [GRAPHIC OF MOUSE]
             BY E-MAIL:                            ON THE INTERNET:

   American_AAdvantage.Funds@aa.com      Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

   [GRAPHIC OF TELEPHONE]                      [GRAPHIC OF MAILBOX]
        BY TELEPHONE:                                BY MAIL:

   Mileage       Platinum             Mileage Class(R)       Platinum Class(sm)
   Class(R)      Class(sm)            ----------------       -----------------
   --------     ----------           American AAdvantage    American AAdvantage
  Call (800)    Call (800)                 Funds                  Funds
   388-3344      967-9009              P.O. Box 219643        4151 Amon Carter
                                        Kansas City,           Blvd., MD 2450
                                        MO 64121-9643       Fort Worth, TX 76155

FUND SERVICE PROVIDERS:

CUSTODIAN                       TRANSFER AGENT                       INDEPENDENT AUDITORS     DISTRIBUTOR
STATE STREET BANK AND TRUST     BOSTON FINANCIAL DATA SERVICES       ERNST & YOUNG LLP        SWS FINANCIAL SERVICES
Boston, Massachusetts           Kansas City, Missouri                Chicago, Illinois        Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. Platinum Class, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

                              [GRAPHIC]

                                                                         530097

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's audit committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------
 $18,202         12/31/2002
 $19,257         12/31/2003

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
       $0                12/31/2002
       $0                12/31/2003

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------
 $1,954*       12/31/2002
 $3,321**      12/31/2003

* For review of 2001 tax returns
** For review of 2002 tax returns

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------
     $0              12/31/2002
     $0              12/31/2003

(e)(1) Pursuant to its charter, the Trust's audit committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

     - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trust's financial statements, and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors;
     - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trust, an investment adviser to any series of the Trust or any entity controlling, controlled by, or under common control with an investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;
     - to review the arrangements for and scope of the annual audit and any special audits; and
     - to review and approve the fees proposed to be charged to the Trust by the auditors for each audit and non-audit service.

The audit committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $1,954       $0                     N/A                     12/31/2002
  $3,321       $0                     N/A                     12/31/2003

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PUCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 9. CONTROLS AND PROCEDURES.
Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective. There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1)  Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Mileage Funds

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2004


By /s/ Rebecca l. Harris
   ---------------------
     Rebecca L. Harris
     Treasurer

Date: March 9, 2004

EX-99.CERT
CERTIFICATIONS

I, Rebecca L. Harris, certify that:

1.  I have reviewed this report on Form N-CSR of American AAdvantage Mileage
Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  March 9, 2004                        /s/ Rebecca L. Harris
       -------------                        ---------------------
                                            Rebecca L. Harris
                                            Treasurer
                                            American AAdvantage Mileage Funds

I, William F. Quinn, certify that:

1.  I have reviewed this report on Form N-CSR of American AAdvantage Mileage
Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  March 9, 2004                        /s/ William F. Quinn
       -------------                        ---------------------
                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

EX-99.906CERT

William F. Quinn and Rebecca L. Harris, respectively, the President and Treasurer of the American AAdvantage Mileage Funds (the "Registrant"), each certify to the best of his or her knowledge and belief that:

1. the Registrant's report on Form N-CSR for the period ended December 31, 2003 (the "Form N-CSR") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended; and

2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


/s/ William F. Quinn                    /s/ Rebecca L. Harris
--------------------                    ---------------------
William F. Quinn                        Rebecca L. Harris
President                               Treasurer
American AAdvantage Mileage Funds       American AAdvantage Mileage Funds


Date: March 9, 2004

A signed original of this written statement required by Section 906 has been provided to American AAdvantage Mileage Funds and will be retained by American AAdvantage Mileage Funds and furnished to the Securities and Exchange Commission or its staff upon request.